Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
16.      Subsequent Events:

In July 2013, Company's board of directors, or Board increased the number of directors constituting the Board to six and appointed Mr. Roger Schmitz as a Class B director, pursuant to the terms and subject to the conditions of the stock purchase agreement that the Company entered into in May 2013, with certain new and existing investors, to backstop its equity rights offering, that was completed in July 2013.

During the third quarter of 2013, the Company entered into amended loan agreements with the Company's lenders, based on previously negotiated term sheets signed in December 2012.

In August and September, Starbulk S.A has been subcontracted by Product Shipping & Trading S.A (please refer to Note 3) to provide certain management services including crewing , purchasing and arranging  insurance to additional five product tankers, which are under the management of Product Shipping & Trading S.A.

On July 5, 2013 the Company entered into agreements with Shanghai Waigaoqiao Shipbuilding Co. Ltd., or SWS, shipyard to build two 180,000 dwt eco-type, fuel efficient Capesize drybulk vessels for an aggregate purchase price of $95,960 with expected deliveries in fourth quarter of 2015 and in first quarter of 2016, respectively. In August the Company paid the first installments to SWS of $28,788 and the remaining amount is payable upon the delivery of each of the two Capesize drybulk vessels.

On July 10, the Company entered into letters of intent, which are subject to the negotiation and execution of definitive documentation, with a major Japanese shipyard for the construction of two 60,000 DWT eco-type, fuel efficient Ultramax drybulk vessels for an aggregate purchase price of approximately $55,040 with expected delivery in 2015.

On July 24, 2013, Starbulk S.A. entered into an agreement with Hamon Shipping Inc., an unaffiliated Marshall Islands company, for the commercial and technical management of the vessel Marto, a 2001 built Panamax drybulk carrier. Pursuant to the terms of this management agreement, the Company will receive a fixed management fee of $0.75 per day beginning August 2, 2013 and until the agreement's termination upon written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet.

On July 25, 2013, pursuant to a rights offering, approved by the Company's Board of Directors in April 2013, the Company issued 15,338,861 shares of common stock, which resulted in gross proceeds of $80,064. The proceeds are expected to be primarily used for orders for fuel-efficient dry-bulk vessels with some of the proceeds being reserved for working capital and general corporate purposes.

On August 5, 2013, Maiden Voyage LLC (please refer to Note 3) sold its vessel Maiden Voyage, one of the Company's vessels under management, to Premiere Voyage LLC, a Marshall Islands company. On the same date Starbulk S.A entered into an agreement with Premiere Voyage LLC, for the commercial and technical management of the vessel Maiden Voyage with the terms of this agreement being the same with the agreement with Maiden Voyage LLC. Premiere Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas.

On August 23, 2013, Starbulk S.A. entered into an agreement with Sea Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Bang, a 2007 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. will receive a fixed management fee of $0.75 per day beginning on August 30, 2013, and until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Sea Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas.

In September 2013, the Company issued 239,333 common shares that were awarded to Company's directors, officers and employees under the 2011 and 2013 Equity Incentive Plan. All the newly issued shares will vest on March 21, 2014.  In addition, on the same day the Company issued 18,667 common shares, which represent the second and the third instalments awarded to Mr Spyros Capralos, Company's Chief Executive Officer pursuant to the terms of his consultancy agreement effective February 7, 2011. The second instalment vested on February 7, 2013 and the third instalment will vest on February 7, 2014.

On September 12, 2013, Starbulk S.A., entered into an agreement with Sky Cape Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Big Fish, a 2004 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. will receive a fixed management fee of $0.75 per day until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Sky Cape Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena Maria Pappas, one of the Company's directors.

On September 12, 2013 Starbulk S.A., entered into an agreement with Glory Supra Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Strange Attractor, a 2006 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. will receive a fixed management fee of $0.75 per day until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Glory Supra Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena Maria Pappas, one of the Company's directors.